Expense Example - FidelityAdvisorEquityValueFund-AMCIZPRO - FidelityAdvisorEquityValueFund-AMCIZPRO - Fidelity Advisor Equity Value Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Equity Value Fund - Class A
Expense Example:
1 year	$ 685
3 years	926
5 years	1,187
10 years	1,931
Fidelity Advisor Equity Value Fund - Class C
Expense Example:
1 year	293
3 years	611
5 years	1,058
10 years	2,093
Fidelity Advisor Equity Value Fund - Class M
Expense Example:
1 year	488
3 years	784
5 years	1,104
10 years	2,009
Fidelity Advisor Equity Value Fund - Class I
Expense Example:
1 year	92
3 years	294
5 years	515
10 years	1,150
Fidelity Advisor Equity Value Fund - Class Z
Expense Example:
1 year	77
3 years	247
5 years	433
10 years	$ 973